Nature of Operations and Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of General Information About Financial Statements Explanatory [Abstract]
Net loss	$ (13,591,117)	$ (7,657,208)	$ (8,897,107)
Retained earnings	$ (38,893,870)	$ (25,302,753)	$ (17,645,545)